Convertible Note Payable (Details Narrative)		3 Months Ended	12 Months Ended
	Nov. 08, 2017 USD ($) Integer $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Oct. 31, 2017 $ / shares shares	Jul. 01, 2012
Interest rate					8.00%
Debt instrument description	The Fixed Conversion Price, or (ii) a 20% discount to the lowest daily VWAP of the Common Stock during the 10 trading days prior to the payment date (or any combination of cash and stock). The Company will not be required to make a monthly installment payment if the 10-day lowest VWAP is at or above 125% of the then effective Conversion Price. YPL will have the option to defer any monthly installment payment to the maturity date at its sole discretion. The stock component of each monthly installment payment will be limited to 300% of the average daily dollar traded value over the previous 10 trading days. The Company may redeem in cash amounts owed under the Note prior to the maturity date by providing YPL with 10 business days advance note provided that the common stock is trading below the conversion price at the time of the redemption note. The Company shall pay the Redemption Premium equal to the percentage of the principal amount being redeemed as follows: 10% for first 180 days following the closing, 15% for day 181 to 360 following the closing; and 20% for day 361 to the maturity date.
Warrants to purchase number of shares | shares				1,936
Warrant exercise price | $ / shares		$ 1.10		$ 1.25
Derivative fair value of derivative		$ 902,358	$ 902,358
Amortization of debt discount		291,667	194,444
Unamortization of debt discount		1,263,889	1,555,556
In Case of Default [Member]
Interest rate	15.00%
YA II PN, Ltd. Advisors Global, LP [Member]
Secured convertible debenture face amount	$ 1,750,000	1,750,000
Interest rate	5.00%
Debt instrument duration period	18 months
Conversion price per share | $ / shares	$ 1.00
Debt instrument description	The Note Conversion Price is convertible into common stock of the Company at $1.00 per share (the “Conversion Price”). The Conversion Price may be adjusted by YPL on the earlier of (a) the 90-day anniversary of the closing with effectiveness of a registration statement or (b) the 180-day anniversary of the closing to a 20% discount to the lowest daily Volume Weighted Average Price (VWAP) over the prior 10 trading days, if lower than $1.00 per share (“Ownership Cap”). Subject to the Ownership Cap, the Note will automatically convert if the Company’s stock has traded 250% above the Conversion Price for a period of 20 consecutive trading days provided that the shares can be sold pursuant to an effective registration statement or Rule 144 without any limitations, and the Company’s common stock has an average daily trading value of $350,000 per day for a period of 20 consecutive trading days.
Debt instrument consecutive trading days | Integer	10
Conversion percentage	250.00%
Average daily trading value	$ 350,000
Warrant term	5 years
Warrants to purchase number of shares | shares	1,137,500
Warrant exercise price | $ / shares	$ 1.10
Aggregate funding fee	5.00%
Due diligence and structuring fee	$ 15,000
Amount netted after fee and expenses	1,647,500
Interest expenses	102,500
Derivative fair value of derivative	3,767,724
Amortization of debt discount			2,017,724
Unamortization of debt discount		1,750,000	$ 1,750,000
Debt instrument of interest accrued		$ 38,082
Conversion of common stock | shares		1,788,082
YA II PN, Ltd. Advisors Global, LP [Member] | Maximum [Member]
Fair value of derivative liability	1,750,000
YA II PN, Ltd. Advisors Global, LP [Member] | Installments [Member] | September 1 2018 [Member]
Repayment of debt	$ 250,000